N-4	Nov. 28, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
Entity Central Index Key	0000847552
Entity Investment Company Type	N-4
Document Period End Date	Nov. 28, 2023
Amendment Flag	false
American Legacy Fusion
Prospectus:
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Secure CoreSMThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.75%	59 – 64	4.35%
65 – 69	6.00%	65 – 69	5.60%
70 – 74	6.30%	70 – 74	5.85%
75+	6.55%	75+	6.10%
i4LIFE® Advantage Guaranteed Income Benefit Charge Rate
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lin- coln ProtectedPay Secure CoreSM	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Secure CoreSM.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.10%	Under 40	2.10%
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
40 – 54	2.35%	40 – 54	2.10%
55 – 58	2.35%	55 – 58	2.10%
59 – 64	3.35%	59 – 64	2.60%
65 – 69	4.10%	65 – 69	3.10%
70 – 74	4.60%	70 – 74	3.35%
75 – 79	4.60%	75 – 79	3.60%
80+	4.60%	80+	3.85%

American Legacy Fusion | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
American Legacy Fusion | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
American Legacy Fusion | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
American Legacy Fusion | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%